Customer Contracts (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 04, 2021	Jun. 22, 2021	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development credits carryforwards				$ 666,000	$ 404,000
Valuation allowance				8,300,000	6,100,000
Uncertain tax benefits				1,517,000	1,239,000	$ 1,077,000
Prior December 2017 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating loss carryforwards				8,000,000.0
After December 2017 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating loss carryforwards				44,100,000
Domestic Tax Jurisdiction [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating loss carryforwards				52,100,000
Research and development credits carryforwards				700,000
State and Local Jurisdiction [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating loss carryforwards				65,300,000
Research and development credits carryforwards				$ 800,000
Research Collaboration Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
One time upfront payment		$ 44,000
Amendment No.1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
One time upfront payment		$ 44,000
Consideration amount agreed to pay for services	$ 500,000
Consideration paid for services	$ 200,000
Consideration paid for services after submission of final report			$ 200,000
Contractual asset offset by scheduled billing					200,000
Revenue recognized					$ 45,000